Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Consolidated Balance Sheet (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024
Statement Of Balance Sheet [line items]
Deferred income tax liability	$ 0		$ 250
Total liabilities	8,397		20,815
Accumulated deficit	(134,934)		(128,794)
Accumulated other comprehensive loss	3,357		3,216
Total shareholders' equity	$ 17,705	$ 20,744	$ 23,626	$ 32,677	$ 32,841	$ 35,678